Revenue	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Revenue

Note 3 – Revenue

In May 2014, the FASB issued the update “Revenue from Contracts with Customers (Topic 606).” The update replaces much of the current guidance regarding revenue recognition including most industry-specific guidance. The Company adopted the update on January 1, 2018 using the modified retrospective transition method. Management of both segments of the Company completed assessments of sources of revenue and the effects that adoption of the new guidance will have on the Company’s (and Southwest’s in the case of utility operations) financial position, results of operations, and cash flows. Based on these assessments, such impacts were not material overall. Presentation and disclosure requirements of the new guidance will have the most impact on the financial statements and note disclosures during the first quarter of 2018.

The following information about the Company’s revenues is presented by segment. Southwest consists of only one segment – natural gas operations. For more information regarding reportable segments, see Note 15 – Segment Information.

Natural Gas Operations Segment:

Southwest is engaged in the business of purchasing, distributing, and transporting natural gas for customers in portions of Arizona, Nevada, and California. Public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. Southwest generally has two types of sales to its customers: tariff sales and transportation–only service. Tariff sales encompass sales to many types of customers (residential customers primarily) under various rate schedules, subject to cost-of-service ratemaking, which is based on the rate-regulation of state commissions and the Federal Energy Regulatory Commission. Those commissions determine generally all important terms of service, which are memorialized in our tariffs, and in some cases, in state statutes. Those tariffs and statutes have been determined to effectively comprise customer contract terms from an accounting perspective. Southwest provides both the commodity and the related distribution thereof to nearly all of its approximate 2 million customers, and only several hundred customers (who are eligible to secure their own gas) subscribe to transportation-only service. Also, only a few hundred customers have contracts covered by stated periods. Therefore, most all can terminate at their election. Southwest recognizes revenue when it satisfies its performance requirement by transferring volumes of gas to the customer. Natural gas is delivered and consumed by the customer simultaneously. Recognition is appropriate in any given month for natural gas service both through the meter-read date and, to the extent a customer consumes gas or takes service after the meter-read date, through the end of the month (not yet billed).

Similar to tariff sales (which include the provision of the commodity and transportation service), transportation-only service is governed by tariff rate provisions. Transportation-only service is generally only available to very large customers under requirements of Southwest’s various tariffs. With this service, customers secure their own gas supply and Southwest provides transportation services to move the customer commodity to the intended location.

Southwest occasionally enters into negotiated rate contracts for customers located in proximity to another pipeline, which, thereby pose a bypass threat. Southwest can also enter into such contracts for potential customers that may be able to otherwise satisfy their energy needs by means of alternative fuel to natural gas. Less than two dozen customers are party to contracts with rate components subject to negotiation. Many rate provisions and terms of service for these less common types of contracts are also subject to regulatory oversight and tariff provisions.

Revenues also include the net impacts of margin tracker/decoupling accruals. All of Southwest’s service territories have decoupled rate structures (also referred to as alternative revenue programs) that are designed to eliminate the direct link between volumetric sales and revenue, thereby mitigating the impacts of unusual weather variability and conservation on margin. The primary alternative revenue programs involve permissible adjustments for differences between stated tariff benchmarks and amounts billable through revenue from contracts with customers via existing rates. Such adjustments are currently recognized by entries to revenue and the associated regulatory asset/liability. See Note 5 – Regulatory Assets and Liabilities.

Construction Services Segment:

Centuri derives revenue from the installation, replacement, repair, and maintenance of energy distribution systems, and in developing industrial construction solutions. Centuri has operations in the U.S. and Canada. The majority of Centuri’s revenues are related to construction contracts for natural gas pipeline replacement and installation work for natural gas utilities. In addition, Centuri performs certain industrial construction activities for various customers and industries. Centuri has two types of agreements with its customers: master services agreements (“MSA”) and bid contracts. Most of Centuri’s customers supply many of their own materials in order for Centuri to complete its work under the contracts

An MSA is an agreement that identifies most of the terms describing each party’s rights and obligations that will govern future work authorizations. An MSA is often effective for a period of two to seven years at a time. A work authorization is required to be issued by the customer in order for each party to fully know its rights and obligations. The work authorization will describe the location, timing and any additional information necessary to complete the work for the customer. Each work authorization references the terms and conditions included in the MSA. As such, the combination of the MSA and the work authorization is when a contract exists and revenue recognition may begin.

A bid contract is typically a one-time agreement for a specific project that has all necessary terms defining each party’s rights and obligations. Bid contracts have terms and conditions that vary from contract to contract. As such, each bid contract is evaluated for revenue recognition individually. Control of assets created under bid contracts generally passes to the customer over time and the customer either simultaneously receives and consumes the benefits provided by performance (i.e. when services are provided), or performance creates or enhances an asset the customer controls (i.e. when goods are provided).

Centuri’s MSA and bid contracts are characterized as either fixed-price contracts or unit-price contracts for revenue recognition purposes.

Centuri categorizes work performed under MSAs and bid contracts into three primary service types: replacement gas construction, new gas construction, and other construction. Replacement gas construction includes work involving previously existing gas pipelines requiring replacement for any reason, including due to pipe defect, age or replacement with preferred materials. New gas construction involves the installation of new pipelines or service lines to areas that do not already have gas services. Other construction includes all other work and can include industrial construction, water infrastructure construction, electric infrastructure construction, etc.

Actual revenues and project costs can vary, sometimes substantially, from previous estimates due to changes in a variety of factors including unforeseen circumstances not originally contemplated (including at times events not covered by its contracts) preventing it from obtaining adequate compensation. These circumstances can include concealed or unknown environmental conditions; changes in the cost of equipment, commodities, materials or labor; unanticipated costs or claims due to customer-caused delays, customer failure to provide required materials or equipment, errors in engineering, specifications or designs, project modifications, or contract termination and Centuri’s inability to obtain reimbursement for such costs or recover claims; weather conditions; and quality issues requiring rework or replacement. These factors, along with other risks inherent in performing fixed-price contracts may cause actual revenues and gross profit for a project to differ from previous estimates and could result in reduced profitability or losses on projects. Changes in these factors may result in revisions to costs and earnings, the impacts for which are recognized in the period in which the changes are identified; once identified, these types of conditions continue to be evaluated for each project throughout the project term, and ongoing revisions in management’s estimates of contract value, contract cost, and contract profit are recognized as necessary in the period determined.

Contracts can have compensation/consideration that is variable. For MSAs, variable consideration is evaluated at the customer level as the terms creating variability in pricing are included within the MSA and are not specific to a work authorization. For multi-year MSAs, the variable consideration items are typically determined for each year of the contract and not for the full contract term. For bid contracts, variable consideration is evaluated at the individual contract level. The expected value method or most likely amount method is used based on the nature of the variable consideration. Types of variable consideration include liquidated damages, delay penalties (payable to or receivable from the customer), performance incentives, safety bonuses, payment discounts, and volume rebates. Centuri will typically estimate variable consideration and adjust financial information as necessary.

Change orders involve the modification in scope, price, or both to the current contract, requiring approval by both parties. The existing terms of the contract continue to be accounted until such time as a change order is approved. Once approved, the change order is either treated as a separate contract or as part of the existing contract as appropriate under the circumstances. When the scope is agreed upon in the change order but not the price, Centuri estimates the change to the transaction price.